UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jack Swain
Title:    Chief Investment Officer/Chief Compliance Officer
Phone:    (212) 764-3500

Signature, Place and Date of Signing:


   /s/ Jack Swain                New York, New York             August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       46

Form 13F Information Table Value Total:       62,844
                                              ------
                                             (thousands)

List of Other Included Managers:

1.   028-12162      KS Capital Partners, L.P.
2.   028-13077      KS International, Inc.

                                                     FORM 13F INFORMATION TABLE

                                                         KS Management Corp.
           COLUMN 1            COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COL 7          COULMN 8

                               TITLE OF                      VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS            CUSIP     (x $1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE     SHARED  NONE
BCE INC                        COM NEW         05534B760       2948     84707  SH           DEFINED      2      84707
BCE INC                        COM NEW         05534B760       3000     86193  SH           DEFINED      1      86193
ANHEUSER BUSCH COS INC         COM             035229103       1163     18720  SH           DEFINED      2      18720
ANHEUSER BUSCH COS INC         COM             035229103       1073     17280  SH           DEFINED      1      17280
CALIFORNIA COASTAL CMNTYS IN   COM NEW         129915203        619    162148  SH           DEFINED      2     162148
CALIFORNIA COASTAL CMNTYS IN   COM NEW         129915203        572    149768  SH           DEFINED      1     149768
CLEAR CHANNEL COMMUNICATIONS   COM             184502102       1739     49400  SH           DEFINED      2      49400
CLEAR CHANNEL COMMUNICATIONS   COM             184502102       1605     45600  SH           DEFINED      1      45600
COUNTRYWIDE FINANCIAL CORP     COM             222372104       1470    338000  SH           DEFINED      2     338000
COUNTRYWIDE FINANCIAL CORP     COM             222372104       1326    312000  SH           DEFINED      1     312000
CHOICEPOINT INC                COM             170388102       2315     48020  SH           DEFINED      2      48020
CHOICEPOINT INC                COM             170388102       2120     43980  SH           DEFINED      1      43980
DRS TECHNOLOGIES INC           COM             23330X100       1146     14560  SH           DEFINED      2      14560
DRS TECHNOLOGIES INC           COM             23330X100       1058     13440  SH           DEFINED      1      13440
ELECTRONIC DATA SYS NEW        COM             285661104       3459    140400  SH           DEFINED      2     140400
ELECTRONIC DATA SYS NEW        COM             285661104       3193    129600  SH           DEFINED      1     129600
GREY WOLF INC                  COM             397888108       1010    111800  SH           DEFINED      2     111800
GREY WOLF INC                  COM             397888108        932    103200  SH           DEFINED      1     103200
HUNTSMAN CORP                  COM             447011107        573     50235  SH           DEFINED      2      50235
HUNTSMAN CORP                  COM             447011107        550     48265  SH           DEFINED      1      48265
KAISER ALUMINUM CORP           COM PAR $0.01   483007704        317      5923  SH           DEFINED      2       5923
KAISER ALUMINUM CORP           COM PAR $0.01   483007704        260      4865  SH           DEFINED      1       4865
LORAL SPACE & COMMUNICATNS L   COM             543881106        575     32641  SH           DEFINED      2      32641
LORAL SPACE & COMMUNICATNS L   COM             543881106        553     31361  SH           DEFINED      1      31361
NATIONWIDE FINL SVCS INC       CL A            638612101       1157     24100  SH           DEFINED      2      24100
NATIONWIDE FINL SVCS INC       CL A            638612101       1066     22200  SH           DEFINED      1      22200
NAVTEQ CORP                    COM             63936L100       6013     78092  SH           DEFINED      2      78092
NAVTEQ CORP                    COM             63936L100       5746     74626  SH           DEFINED      1      74626
NORTHWESTERN CORP              COM NEW         668074305       1291     50804  SH           DEFINED      2      50804
NORTHWESTERN CORP              COM NEW         668074305       1192     46896  SH           DEFINED      1      46896
PORTLAND GEN ELEC CO           COM NEW         736508847        557     24720  SH           DEFINED      2      24720
PORTLAND GEN ELEC CO           COM NEW         736508847        535     23751  SH           DEFINED      1      23751
RURAL CELLULAR CORP            CL A            781904107       1092     24534  SH           DEFINED      2      24534
RURAL CELLULAR CORP            CL A            781904107       1008     22648  SH           DEFINED      1      22648
SOLUTIA INC                    COM NEW         834376501       1243     96968  SH           DEFINED      2      96968
SOLUTIA INC                    COM NEW         834376501       1124     87659  SH           DEFINED      1      87659
THERMADYNE HLDGS CORP NEW      COM PAR $0.01   883435307        308     20817  SH           DEFINED      2      20817
THERMADYNE HLDGS CORP NEW      COM PAR $0.01   883435307        252     17032  SH           DEFINED      1      17032
TRIZETTO GROUP INC             COM             896882107       1137     53184  SH           DEFINED      2      53184
TRIZETTO GROUP INC             COM             896882107       1044     48816  SH           DEFINED      1      48816
USA MOBILITY INC               COM             90341G103         97     12862  SH           DEFINED      2      12862
USA MOBILITY INC               COM             90341G103         85     11292  SH           DEFINED      1      11292
W-H ENERGY SVCS INC            COM             92925E108       1195     12480  SH           DEFINED      2      12480
W-H ENERGY SVCS INC            COM             92925E108       1103     11520  SH           DEFINED      1      11520
WRIGLEY WM JR CO               COM             982526105       1052     13520  SH           DEFINED      2      13520
WRIGLEY WM JR CO               COM             982526105        971     12480  SH           DEFINED      1      12480

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